SEGMENT INFORMATION - Net Sales to Unaffiliated Customers and Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Net sales to unaffiliated customers
Net sales to unaffiliated customers	$ 1,735.3	$ 1,679.5	$ 1,626.9	$ 1,572.1	$ 1,550.8	$ 1,508.7	$ 1,541.5	$ 1,485.5	$ 6,613.8	$ 6,086.5	$ 5,966.9
Property, plant and equipment, net
Property, plant and equipment, net	1,097.9				915.2				1,097.9	915.2	847.9
U.S.
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,557.8	1,525.6	1,546.8
Property, plant and equipment, net
Property, plant and equipment, net	286.4				278.5				286.4	278.5	263.4
Europe
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,041.6	1,838.8	1,753.0
Asia
Net sales to unaffiliated customers
Net sales to unaffiliated customers									2,250.5	1,996.1	1,924.0
China (including Hong Kong)
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,300.0	1,140.0	1,140.0
Latin America
Net sales to unaffiliated customers
Net sales to unaffiliated customers									476.4	450.5	466.3
Other International
Net sales to unaffiliated customers
Net sales to unaffiliated customers									287.5	275.5	276.8
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 811.5				$ 636.7				$ 811.5	$ 636.7	$ 584.5